Related Party Transactions - Summary of Related Party Carrying Value of Investments In Advances (Detail) - USD ($)	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Total investments in and advances	$ 55,345,000		$ 34,390,866		$ 62,371,167
SSGT III OP
Related Party Transaction [Line Items]
Receivables	2,161,000		628,710		156,082
Total investments in and advances	10,208,000		8,290,688		22,320,769
SSGT III OP | SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt	0	[1]	4,000,000	[1],[2]	17,500,000	[2]
SSGT III OP | SSGT III OP Units and SLP
Related Party Transaction [Line Items]
Equity			3,661,978		4,664,687
SSGT III OP | SSGT III Bridge Loan
Related Party Transaction [Line Items]
Debt	5,000,000		0
SSGT III OP | SSGT III OP Units and SSGT III SLP
Related Party Transaction [Line Items]
Equity	3,047,000		3,662,000
SST VI
Related Party Transaction [Line Items]
Receivables	16,660,000		5,861,326		1,828,990
Total investments in and advances	45,001,000		26,100,177		40,050,400
SST VI | SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Debt					35,000,000
SST VI | SST VI Note
Related Party Transaction [Line Items]
Debt	23,000,000		15,000,000
SST VI | SST VI OP Units and SLP
Related Party Transaction [Line Items]
Equity	1,126,000		1,932,357		$ 3,221,410
SST VI | SST VI Class C Subordinated Units
Related Party Transaction [Line Items]
Equity	$ 4,215,000		3,306,494
SST VI | SST VI Class C Subordinated Units | Previously Reported
Related Party Transaction [Line Items]
Equity			$ 3,307,000

[1]	The SSGT III Mezzanine Loan expired on the maturity date of August 9, 2024, as such there is no further ability for SSGT III to borrow on this loan.
[2]	As of December 31, 2023, $1.5 million was available to be drawn on the SSGT III Mezzanine Loan.